UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420
                                                      --------

                           OPPENHEIMER INTEGRITY FUNDS
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.8%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through Certificates, Series
2005-HE7, Cl. A2B, 5.50%, 11/25/35 1                                                           $       2,030,000    $     2,031,787
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A, Cl. A2, 5.38%,
4/20/08 1                                                                                                960,000            960,434
------------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations, Series 2006-R2, Cl. A2A,
5.38%, 3/25/36 1                                                                                          38,994             39,020
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl.
A2, 5.80%, 5/25/34 1                                                                                   5,920,186          5,942,996
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates, Series 2006-W5, Cl.
A2B, 5.42%, 5/26/36 1                                                                                  3,380,000          3,378,882
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed Securities, Series
2004-2, Cl. A3, 3.58%, 1/15/09                                                                         3,070,000          3,047,949
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-A, Asset-Backed Certificates, Series 2005-A, Cl. AF3,
4.14%, 3/25/28                                                                                         2,360,750          2,351,808
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                                  308,140            307,150
Series 2005-D, Cl. AV2, 5.59%, 10/25/35 1                                                              3,552,636          3,555,451
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2,
5.42%, 5/16/36 1                                                                                       4,220,000          4,220,973
------------------------------------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2,
5.60%, 2/25/33 1                                                                                       2,190,314          2,191,678
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4,
5%, 6/10/15                                                                                              460,000            449,711
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through Certificates, Series
2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                                                   1,858,824          1,846,460
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFH3, Asset-Backed Pass-Through Certificates, Series
2006-WFH3, Cl. A2, 5.42%, 10/31/36 1,2                                                                 2,300,000          2,298,563
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates, Series 2002-4, Cl.
A1, 6.06%, 2/25/33 1                                                                                      48,808             48,853
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-10, Asset-Backed Certificates, Series 2005-10,
Cl. AF1, 5.48%, 2/25/36 1                                                                                186,011            186,140
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates, Series 2005-16,
Cl. 2AF2, 5.382%, 5/25/36 1                                                                            4,980,000          4,965,182
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                                             1,148,783          1,149,565
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                              970,000            966,960
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25,
Cl. 2A2, 5.44%, 12/25/29 1                                                                             3,020,000          3,019,312
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates, Series
2005-FF10, Cl. A3, 5.53%, 11/25/35 1                                                                   5,840,000          5,845,234
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series
2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                                                    3,550,000          3,550,022
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                                                                    1,385,368          1,386,292
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                                                                     1,820,000          1,820,423


                         1 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates, Series 2005-A, Cl.
A3, 3.48%, 11/17/08                                                                            $       1,420,585    $     1,414,360
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1                                                                1,705,277          1,705,598
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1,2                                                             1,120,000          1,119,774
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                               1,898,878          1,887,706
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                              1,697,053          1,690,824
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                               1,519,427          1,513,875
------------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl.
A1, 8.33%, 4/25/31 2                                                                                   1,454,066          1,462,237
------------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 6.67%,
3/15/16 1                                                                                              4,380,000          4,617,109
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series 2005-WMC6, Cl. A2B,
5.58%, 7/25/35 1                                                                                       2,050,000          2,053,015
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 0.64%, 1/25/29 2             1,750,658            367,638
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 5.42%,
7/1/36 1                                                                                               5,940,000          5,940,371
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through Certificates, Series
2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                                     1,064,536          1,058,166
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series
2005-6, Cl. A3, 5.68%, 1/25/36 1                                                                       1,520,000          1,526,159
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-RS7,
Cl. AI32, 4.45%, 7/25/28                                                                               1,314,832          1,307,010
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-RS4,
Cl. A1, 5.40%, 7/25/36 1                                                                               1,596,055          1,597,048
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations,
Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 1                                                             9,910,000          9,930,782
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-2, Cl.
A1, 5.38%, 4/25/36 1                                                                                   3,478,770          3,480,106
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                                                2,484,434          2,208,660
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                                  47,654             47,518
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                               1,977,133          1,973,804
------------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%, 6/1/10                    1,160,000          1,184,488
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed
Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                                                  3,530,000          3,529,280
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $108,392,406)                                                                       107,176,373

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--71.3%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--62.0%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--61.8%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44              1,758,097          1,819,044
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                         25,493,554         24,742,430
5%, 6/1/33-8/1/33                                                                                     12,703,158         12,313,411


                         2 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6%, 5/1/18-10/1/29                                                                              $      6,434,879    $     6,541,264
6.50%, 4/1/18-4/1/34                                                                                   8,928,172          9,173,592
7%, 7/1/21-3/1/35                                                                                     15,447,478         16,041,348
8%, 4/1/16                                                                                               626,608            660,951
9%, 3/1/17-5/1/25                                                                                        186,039            199,096
12.50%, 4/1/14                                                                                               986              1,104
13.50%, 11/1/10                                                                                            2,014              2,223
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation Certificates:
Series 2046, Cl. G, 6.50%, 4/15/28                                                                       355,538            365,409
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                                                  5,606,319          5,743,256
Series 2423, Cl. MC, 7%, 3/15/32                                                                       4,039,499          4,186,560
Series 2453, Cl. BD, 6%, 5/15/17                                                                       1,525,462          1,555,125
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                   23,516,255         23,607,223
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 1590, Cl. IA, 6.425%, 10/15/23 1                                                                5,543,357          5,712,510
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                               2,495,286          2,502,478
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                        46,315             47,557
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    3,970,770          4,092,055
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                        50,260             51,531
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                       59,367             60,535
Series 2063, Cl. PG, 6.50%, 6/15/28                                                                    3,333,132          3,408,422
Series 2075, Cl. D, 6.50%, 8/15/28                                                                       626,077            641,766
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                     1,718,308          1,761,386
Series 2145, Cl. MZ, 6.50%, 4/15/29                                                                    1,163,322          1,195,052
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                   2,740,726          2,812,586
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                    1,004,462          1,030,968
Series 2387, Cl. PD, 6%, 4/15/30                                                                          14,589             14,599
Series 2399, Cl. PG, 6%, 1/15/17                                                                       1,627,672          1,662,728
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                    5,244,355          5,397,458
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                    4,526,676          4,751,059
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                                                    414,767            418,967
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                                                    626,179            632,050
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                                                    487,801            492,517
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                      302,487            302,060
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                                                 1,229,049          1,250,920
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Pass-Through Participation Certificates, Series 151, Cl.
F,9%,5/15/21                                                                                              36,115             36,024
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.684%, 6/1/26 3                                                                    786,221            172,635
Series 183, Cl. IO, 9.592%, 4/1/27 3                                                                   1,190,719            272,934
Series 184, Cl. IO, 15.409%, 12/1/26 3                                                                 1,301,826            289,566
Series 192, Cl. IO, 13.896%, 2/1/28 3                                                                    322,355             76,588
Series 200, Cl. IO, 12.242%, 1/1/29 3                                                                    380,353             84,860
Series 2003-118, Cl. S, 8.776%, 12/25/33 3                                                             7,497,084            894,129
Series 2003-26, Cl. IO, 7.763%, 4/25/33 3                                                              3,863,809            904,352
Series 2005-87, Cl. SG, 9.456%, 10/25/35 3                                                            16,597,841            989,967
Series 206, Cl. IO, (8.465)%, 12/1/29 3                                                                  416,421             99,022


                         3 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2130, Cl. SC, (2.476)%, 3/15/29 3                                                       $         855,333    $        67,089
Series 2134, Cl. SB, 1.039%, 3/15/29 3                                                                   898,993             67,300
Series 216, Cl. IO, 12.223%, 12/1/31 3                                                                 1,500,608            323,529
Series 224, Cl. IO, 7.682%, 3/1/33 3                                                                   4,337,386            972,975
Series 2422, Cl. SJ, 15.667%, 1/15/32 3                                                                4,021,621            354,092
Series 243, Cl. 6, 26.368%, 12/15/32 3                                                                 2,714,297            615,663
Series 2796, Cl. SD, 0.708%, 7/15/26 3                                                                 1,364,061            115,841
Series 2802, Cl. AS, 1.619%, 4/15/33 3                                                                 4,694,052            277,816
Series 2920, Cl. S, (4.15)%, 1/15/35 3                                                                 5,552,542            262,967
Series 3000, Cl. SE, (3.94)%, 7/15/25 3                                                                8,158,195            316,775
Series 3110, Cl. SL, 4.408%, 2/15/26 3                                                                 2,418,599             85,678
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176,
Cl. PO, 4.595%, 6/1/26 4                                                                                 336,020            274,434
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-8/1/20                                                                                  77,173,517         74,873,197
5%, 12/1/17-11/1/33                                                                                  134,149,758        131,158,306
5%, 12/1/17-4/1/37 5                                                                                  83,010,619         81,918,977
5.50%, 3/1/33-1/1/34                                                                                  39,678,295         39,365,591
5.50%, 4/1/22-4/1/37 5                                                                               111,221,000        110,287,345
6%, 8/1/29-11/1/33                                                                                    55,713,045         56,362,541
6%, 4/1/22-4/1/37 5                                                                                   63,444,000         64,361,603
6.50%, 6/1/17-11/1/31                                                                                 34,767,886         35,759,734
6.50%, 4/1/37 5                                                                                       23,867,000         24,351,787
7%, 1/1/09-4/1/34                                                                                     17,471,988         18,143,065
7%, 4/1/36 5                                                                                             634,000            654,010
7.50%, 2/1/08-8/1/33                                                                                  13,704,663         14,378,489
8%, 8/1/17                                                                                                 3,487              3,523
8.50%, 7/1/32                                                                                             72,581             78,254
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl. A2, 7%, 11/25/31                1,961,730          2,024,288
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                                         26,086             26,399
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                                                 1,197,186          1,218,950
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                4,539,220          4,657,232
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                     481,144            495,118
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                        175,677            181,430
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                 1,500,016          1,548,576
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                    2,400,980          2,444,784
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 3,330,000          3,437,734
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                                                12,207,716         12,899,733
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                         9,282              9,298
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                 2,978,085          3,050,976
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       345,133            345,167
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                        38,512             38,422
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                        30,459             30,374
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                  2,086,343          2,160,842
Trust 2002-56, Cl. FN, 6.32%, 7/25/32 1                                                                2,213,003          2,272,457
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      9,283,733          9,458,393
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                  6,305,000          6,199,485


                         4 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-21, Cl. FK, 5.72%, 3/25/33 1                                                        $          41,044    $        41,446
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                  8,316,000          8,172,978
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                  1,492,000          1,476,324
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                     3,638,437          3,587,272
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    2,603,000          2,561,509
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                2,450,000          2,371,918
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                               11,700,000         11,445,765
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                               10,000,000          9,759,140
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                  2,480,000          2,443,824
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                  1,260,000          1,176,079
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 9,220,000          9,244,305
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                                               2,711,926          2,668,706
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                                               4,028,624          3,932,353
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                                               3,036,448          2,963,496
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                                               2,902,358          2,824,906
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                 10,811,468         10,835,095
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                  2,091,828          2,056,864
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 4.923%, 3/17/31 3                                                               1,614,066            181,252
Trust 2001-65, Cl. S, 8.592%, 11/25/31 3                                                               3,786,955            379,964
Trust 2001-81, Cl. S, 0.071%, 1/25/32 3                                                                  667,582             65,044
Trust 2002-38, Cl. IO, (5.002)%, 4/25/32 3                                                               446,749             25,905
Trust 2002-41, Cl. S, 10.937%, 7/25/32 3                                                               4,403,388            421,822
Trust 2002-47, Cl. NS, (0.953)%, 4/25/32 3                                                             1,634,879            154,169
Trust 2002-51, Cl. S, (0.82)%, 8/25/32 3                                                               1,501,180            141,530
Trust 2002-52, Cl. SD, (3.384)%, 9/25/32 3                                                             1,737,700            146,068
Trust 2002-60, Cl. SY, 14.059%, 4/25/32 3                                                                994,299             35,249
Trust 2002-75, Cl. SA, 9.621%, 11/25/32 3                                                              3,274,950            343,571
Trust 2002-77, Cl. IS, (0.123)%, 12/18/32 3                                                              761,128             69,481
Trust 2002-77, Cl. SH, 0.61%, 12/18/32 3                                                                 857,384             84,377
Trust 2002-84, Cl. SA, 8.229%, 12/25/32 3                                                                226,158             23,371
Trust 2002-89, Cl. S, 10.958%, 1/25/33 3                                                               6,818,827            641,892
Trust 2002-9, Cl. MS, (0.318)%, 3/25/32 3                                                                 53,949              5,280
Trust 2003-33, Cl. SP, 9.60%, 5/25/33 3                                                                5,171,888            654,067
Trust 2003-4, Cl. S, 7.133%, 2/25/33 3                                                                 1,994,792            232,501
Trust 2004-54, Cl. DS, (7.026)%, 11/25/30 3                                                              340,121             20,624
Trust 2005-105, Cl. S, 8.513%, 12/25/35 3                                                             10,324,247            611,905
Trust 2005-19, Cl. SA, (4.006)%, 3/25/35 3                                                            19,028,881            987,496
Trust 2005-40, Cl. SA, (4.20)%, 5/25/35 3                                                              3,503,274            171,879
Trust 2005-6, Cl. SE, (3.368)%, 2/25/35 3                                                              3,939,994            201,981
Trust 2005-71, Cl. SA, 3.228%, 8/25/25 3                                                               5,166,091            301,926
Trust 2005-83, Cl. SL, 7.325%, 10/25/35 3                                                             13,446,224            773,085
Trust 2006-119, Cl. MS, 8.214%, 12/25/36 3                                                             9,041,015            540,695
Trust 2006-33, Cl. SP, 12.46%, 5/25/36 3                                                              14,731,070          1,268,827
Trust 2006-34, Cl. SK, 12.011%, 5/25/36 3                                                             20,649,787          1,762,581
Trust 222, Cl. 2, 12.228%, 6/1/23 3                                                                    2,605,899            579,716


                         5 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 240, Cl. 2, 14.845%, 9/1/23 3                                                             $      3,159,295   $        733,440
Trust 247, Cl. 2, 14.312%, 10/1/23 3                                                                     225,178             58,623
Trust 252, Cl. 2, 10.222%, 11/1/23 3                                                                   2,301,347            547,741
Trust 254, Cl. 2, 4.934%, 1/1/24 3                                                                     3,943,819            939,858
Trust 2682, Cl. TQ, 12.706%, 10/15/33 3                                                                6,103,075            357,308
Trust 273, Cl. 2, 11.392%, 8/1/26 3                                                                      581,230            128,036
Trust 2981, Cl. BS, 12.391%, 5/15/35 3                                                                11,525,449            592,791
Trust 301, Cl. 2, 4.10%, 4/1/29 3                                                                      1,489,841            338,424
Trust 303, Cl. IO, (4.636)%, 11/1/29 3                                                                   185,919             45,533
Trust 319, Cl. 2, 10.075%, 2/1/32 3                                                                      618,551            145,649
Trust 321, Cl. 2, 7.719%, 4/1/32 3                                                                     3,778,648            890,373
Trust 322, Cl. 2, 14.527%, 4/1/32 3                                                                    4,747,207          1,074,577
Trust 324, Cl. 2, 4.668%, 7/1/32 3                                                                     2,998,426            701,830
Trust 329, Cl. 2, 8.782%, 1/1/33 3                                                                     3,149,488            722,894
Trust 331, Cl. 9, 4.039%, 2/1/33 3                                                                     6,960,931          1,599,682
Trust 334, Cl. 17, 23.809%, 2/1/33 3                                                                     304,202             74,591
Trust 342, Cl. 2, 9.091%, 9/1/33 3                                                                     4,043,556            931,231
Trust 344, Cl. 2, 5.631%, 12/1/33 3                                                                   22,933,487          5,263,268
Trust 346, Cl. 2, 11.829%, 12/1/33 3                                                                   9,737,878          2,223,897
Trust 350, Cl. 2, 10.052%, 3/1/34 3                                                                   19,699,642          4,501,564
Trust 362, Cl. 12, 5.572%, 8/1/35 3                                                                   10,324,438          2,300,298
Trust 362, Cl. 13, 5.607%, 8/1/35 3                                                                    5,735,179          1,261,658
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust
1993-184, Cl. M, 6.034%, 9/25/23 4                                                                       772,796            627,008
                                                                                                                    ---------------
                                                                                                                        971,390,068
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
5.75%, 7/20/25-7/20/27 1                                                                                  26,985             27,290
7%, 7/15/09                                                                                                8,342              8,464
8.50%, 8/15/17-12/15/17                                                                                  265,169            282,139
9%, 2/15/09-6/15/09                                                                                        9,448              9,743
10.50%, 12/15/17-5/15/21                                                                                  18,182             20,389
11%, 10/20/19                                                                                             48,487             53,617
12%, 5/15/14                                                                                                 308                351
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.718)%, 1/16/27 3                                                            1,662,813            118,335
Series 2002-15, Cl. SM, (6.79)%, 2/16/32 3                                                             1,659,006            118,637
Series 2002-41, Cl. GS, 3.728%, 6/16/32 3                                                              1,323,679            167,649
Series 2002-76, Cl. SY, (3.659)%, 12/16/26 3                                                             822,653             69,028
Series 2004-11, Cl. SM, (6.607)%, 1/17/30 3                                                              286,659             20,942
Series 2006-47, Cl. SA, 14.663%, 8/16/36 3                                                            20,234,562          1,238,600
                                                                                                                    ---------------
                                                                                                                          2,135,184


                         6 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--9.3%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.3%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed Security, Series
1997-D4, Cl. PS1, 1.788%, 4/14/29 3                                                            $      14,868,307    $       682,724
------------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series 1996-MD6, Cl.
A3, 6.707%, 11/13/29 1                                                                                   800,000            808,576
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                 3,580,000          3,516,801
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                                6,320,000          6,363,722
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                                                                                1,948,151          1,983,659
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                 1,737,331          1,755,790
Series 2005-E, Cl. 2A2, 4.972%, 6/25/35 1                                                                109,806            109,718
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations, Series
2003-T10, Cl. A1, 4%, 3/13/40                                                                            185,180            180,061
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through
Certificates, Series 1997-CTL1, 6.661%, 6/22/24 3                                                      7,583,837            298,984
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                                      1,150,000          1,146,835
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                                    7,620,000          7,658,100
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               4,471,484          4,459,538
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                1,490,815          1,492,114
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             8,008,955          8,024,349
------------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-CF2,
Class A1B, 6.24%, 11/12/31                                                                             4,502,353          4,552,278
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg. Trust,
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                     3,866,212          3,899,670
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                                  215,000            211,355
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                1,850,000          1,824,090
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                2,250,000          2,234,348
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                                                                         343,859            343,862
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                               2,000,000          1,962,678
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               6,378,000          6,383,999
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 2                                                             5,600,000          5,645,963
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg. Obligations, Series 2000-C9,
Cl. A2, 7.77%, 10/15/32                                                                                4,627,638          4,875,394
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                860,000            846,826
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              3,566,000          3,530,194
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             6,640,000          6,653,479


                         7 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                        $       2,700,000    $     2,687,431
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                6,200,000          6,247,711
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO, 8.858%, 2/18/30 3                                                    9,453,035            174,083
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 2                       198,748            154,030
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                   2,458,094          2,457,702
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                1,483,661          1,471,277
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                                                                                8,561,277          8,639,600
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series
PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                                 182,000            193,773
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                                                                                 1,600,034          1,600,424
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                                                   5,877,091          5,865,089
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                                                                                   5,601,417          5,588,576
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates, Series
2006-A9CB, Cl. A5, 6%, 9/25/36                                                                         6,973,830          6,955,919
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X, (4.763)%, 5/18/32 3                                             190,142,138            466,704
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                                                      3,830,000          3,795,742
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Asset-Backed Securities, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                                                                     2,146,000          2,154,827
                                                                                                                    ---------------
                                                                                                                        129,897,995
------------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.1%
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust, Series 2005-AR8, Cl. 2AB1,
5.57%, 7/25/45 1                                                                                       1,000,284          1,000,877
------------------------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-S2, Cl. 3A1, 6.716%,
2/25/32 1                                                                                              2,562,231          2,594,709
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 20.173%, 10/23/17 3                                                                 11,478              2,006
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security,
Series1987-3, Cl. A, 1.50%, 10/23/17 4                                                                    16,987             15,523
                                                                                                                    ---------------
                                                                                                                          2,612,238
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                8,046,047          8,156,680
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                4,140,800          4,228,041
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust, Series 2005-AR5, Cl. A1,
4.675%, 5/25/35 1                                                                                        837,097            836,418
                                                                                                                    ---------------
                                                                                                                         13,221,139
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $1,118,263,141)                                                               1,120,257,501


                         8 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.3%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                           $         565,000    $       559,235
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 4%, 8/17/07                                              1,025,000          1,020,321
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts., 6%, 5/15/11 6,7                                           6,400,000          6,679,322
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 6                                                                                       4,048,000          3,817,774
8.875%, 8/15/17                                                                                        3,464,000          4,633,100
STRIPS, 3.862%, 2/15/13 6,8                                                                            1,520,000          1,168,582
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13 6                                                                                      6,116,000          5,909,346
4.625%, 2/29/12-2/15/17 6                                                                             12,623,000         12,658,561
4.75%, 2/28/09-1/31/12 6                                                                              15,660,000         15,778,983
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $52,307,910)                                                                     52,225,224

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.4%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.1%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.8%
DaimlerChrysler North America Holding Corp.:
5.69% Nts., Series E, 3/13/09 1,6                                                                      2,880,000          2,886,598
7.30% Nts., 1/15/12                                                                                    5,125,000          5,537,711
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 6,9                                             11,505,000         12,127,513
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31 6                                                   4,210,000          4,526,302
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 9                             3,070,000          3,067,857
                                                                                                                    ---------------
                                                                                                                         28,145,981
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 2                                           7,245,000          7,575,176
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 2                                                  4,735,000          5,119,719
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 9                                                             5,670,000          5,679,979
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                            8,930,000          8,985,813
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                                      1,525,000          1,539,733
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                         1,100,000          1,100,870
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                              3,523,000          3,870,526
                                                                                                                    ---------------
                                                                                                                         33,871,816
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15 6                                              2,870,000          2,575,825
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                           1,475,000          1,478,006
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                                        3,730,000          3,592,273
6.125% Nts., 1/15/14                                                                                   2,640,000          2,594,164
8% Sr. Nts., 2/1/09                                                                                    3,594,000          3,728,955
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                                  638,000            574,200
------------------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                          6,325,000          5,685,751
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                           6,115,000          6,353,760
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                               10,490,000         10,342,196
                                                                                                                    ---------------
                                                                                                                         36,925,130
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                        738,000            719,550


                         9 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.5%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                 $       4,620,000    $     4,792,026
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                     3,891,000          4,139,448
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                      5,130,000          5,317,245
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                4,150,000          4,133,525
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                                              7,070,000          7,101,476
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 9                                                           7,210,000          7,099,269
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                     2,509,000          2,556,044
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                     9,370,000          9,405,138
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                          2,015,000          2,124,012
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                             6,460,000          6,793,833
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                                      2,610,000          2,524,235
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                             3,035,000          3,699,941
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                                             5,070,000          5,060,063
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                        3,865,000          3,826,350
3.875% Sr. Unsec. Nts., 10/15/08                                                                       1,795,000          1,745,638
                                                                                                                    ---------------
                                                                                                                         70,318,243
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 2                                                        1,850,000          1,875,438
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 9% Nts., 8/1/12                                                                 1,780,000          2,052,020
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                                2,515,000          2,542,071
                                                                                                                    ---------------
                                                                                                                          6,469,529
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                                    6,700,000          6,772,025
9.445% Unsub. Nts., 12/15/08 1                                                                           530,000            566,841
------------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12                                                  5,720,000          5,817,692
                                                                                                                    ---------------
                                                                                                                         13,156,558
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                         4,960,000          5,079,928
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                       4,420,000          5,332,823
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                                     5,745,000          5,734,613
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,10,11,12,                                                  476,601                 --
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                           6,880,000          7,154,230
                                                                                                                    ---------------
                                                                                                                         23,301,594
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                             2,275,000          2,319,226
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 9                                                                970,000            987,147
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                                             2,695,000          2,612,010
                                                                                                                    ---------------
                                                                                                                          5,918,383
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Reynolds American, Inc., 6.50% Sr. Sec. Nts., 6/1/07                                                   3,938,000          3,946,160
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.2%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.2%
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                           1,170,000          1,184,625
------------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95% Sr. Unsec. Nts., Series B, 6/1/33 6                                 1,710,000          1,603,275
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11                                 2,480,000          2,661,801


                         10 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                 $       5,745,000    $     5,827,199
7.75% Sr. Unsec. Nts., 2/15/12                                                                           620,000            678,353
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                       5,450,000          5,905,037
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                                 10,965,000         11,458,425
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 9                                   4,472,000          4,427,128
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 9                                1,298,158          1,225,506
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                    3,060,000          3,124,159
7.625% Sr. Unsec. Nts., 2/15/12                                                                        2,335,000          2,521,828
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 2                      8,850,000          9,071,250
                                                                                                                    ---------------
                                                                                                                         49,688,586
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.0%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34 6                                        7,685,000          7,615,758
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
Barclays Bank plc, 6.278% Perpetual Bonds 13                                                          13,120,000         12,634,166
------------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 9,13                                                  12,800,000         12,548,096
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                                 9,800,000          9,744,120
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                       6,799,000          6,715,522
                                                                                                                    ---------------
                                                                                                                         41,641,904
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.0%
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                                        3,967,000          3,635,010
7.125% Sr. Unsec. Nts., 6/15/09                                                                        3,370,000          3,497,174
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                      3,920,000          3,766,066
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9                                            8,875,000         11,200,960
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                                7,395,000          9,268,227
                                                                                                                    ---------------
                                                                                                                         31,367,437
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                                   6,920,000          6,795,523
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                              6,365,000          6,362,734
                                                                                                                    ---------------
                                                                                                                         13,158,257
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.2%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                                                      3,445,000          3,621,556
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts., 2/15/67 1,6,9                                        5,430,000          5,459,626
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Ryder System, Inc., 5.95% Nts., 5/2/11                                                                 1,760,000          1,793,950
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 10,11                                 200,000                  2
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                        645,000            663,949


                         11 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.7%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                    $      10,335,000    $    11,135,311
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                                           85,000            107,236
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.4%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 2                                                              729,000            732,645
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                             9,410,000          9,097,183
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                                     6,346,000          6,299,516
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                           6,070,000          6,653,922
                                                                                                                    ---------------
                                                                                                                         22,783,266
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.2%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.6%
Duke Energy Field Services Corp., 6.875% Sr. Unsec. Nts., 2/1/11                                       4,877,000          5,136,905
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                          2,362,000          2,691,501
------------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                                              6,905,000          7,560,975
------------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                            4,312,000          4,542,783
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                    5,640,000          5,873,660
                                                                                                                    ---------------
                                                                                                                         25,805,824
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08                                               1,535,000          1,592,563
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                   3,065,000          3,086,740
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 5.85% Sr. Nts., 9/16/08 1,2,6                                                      8,820,000          8,822,937
                                                                                                                    ---------------
                                                                                                                         13,502,240
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                             6,787,000          7,169,637
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                            4,170,000          4,166,920
                                                                                                                    ---------------
                                                                                                                         11,336,557
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $458,672,983)                                                                     462,454,403

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                      181              5,589
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                                                                       2,169            110,359
                                                                                                                    ---------------
Total Common Stocks (Cost $64,648)                                                                                          115,948

                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,10                                                    150                 --
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                                2,028                122
                                                                                                                    ---------------
Total Rights, Warrants and Certificates (Cost $5,577)                                                                           122

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--6.9%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 14,15
(Cost $108,183,535)                                                                                  108,183,535        108,183,535
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $1,845,890,200)                                                                              1,850,413,106
------------------------------------------------------------------------------------------------------------------------------------


                         12 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--3.5% 16
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.2%
Whitehawk CDO Funding Corp., 5.40%, 6/15/07                                                    $       3,000,000    $     3,000,000
------------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--0.2%
Protective Life Insurance Co., 5.48%, 4/30/07                                                          2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
Undivided interest of 0.20% in joint repurchase agreement (Principal Amount/Value
$1,500,000,000 with a maturity value of $1,500,684,688) with Barclays Capital, 5.4775%, dated 3/30/07, to be repurchased at $3,001,369 on 4/2/07, collateralized by Private Label
CMOs, 0.00%, 5/25/35-2/25/47, with a value of $1,575,000,000                                           3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.67% in joint repurchase agreement (Principal Amount/Value
$750,000,000 with a maturity value of $750,342,344) with Barclays Capital, 5.4775%, dated
3/30/07, to be repurchased at $5,002,282 on 4/2/07, collateralized by AAA Asset-Backed
Securities, 0.00%, 9/15/10-11/25/46, with a value of $772,500,000                                      5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.75% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $26,385,527 on 4/2/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of $3,570,000,000                                    26,373,533         26,373,533
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase agreement (Principal Amount/Value $500,000,000, with a maturity value of $500,228,229) with Credit Suisse First Boston LLC, 5.4775%, dated
3/30/07, to be repurchased at $10,004,565 on 4/2/07, collateralized by Private Label CMOs,
0.00%-6.50%, 5/15/16-11/14/42, with a value of $525,000,050                                           10,000,000         10,000,000
                                                                                                                    ---------------
                                                                                                                         44,373,533
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.2%
Five Finance, Inc., 5.38%, 4/2/07                                                                      2,999,712          2,999,712
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.1%
Natexis Banques Populaires NY, 5.34%, 4/2/07                                                           2,000,000          2,000,000
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $54,373,245)                               54,373,245
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,900,263,445)                                                          121.2%     1,904,786,351
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (21.2)      (333,642,151)

                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $ 1,571,144,200
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $44,245,370, which represents 2.82% of the Fund's net assets. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $46,860,994 or 2.98% of the Fund's net assets as of March 31, 2007.


                         13 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $916,965 or 0.06% of the Fund's net assets as of March 31, 2007.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

6. Partial or fully-loaned security. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,211,087. See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $63,823,081 or 4.06% of the Fund's net assets as of March 31, 2007.

10. Non-income producing security.

11. Issue is in default. See accompanying Notes.

12. Interest or dividend is paid-in-kind, when applicable.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14. Rate shown is the 7-day yield as of March 31, 2007.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows

                                             SHARES         GROSS           GROSS           SHARES
                                  DECEMBER 31, 2006     ADDITIONS      REDUCTIONS   MARCH 31, 2007
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.23%          67,486,873   243,206,605     202,509,943      108,183,535

                                                                                          DIVIDEND
                                                                            VALUE           INCOME
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.23%                                     $ 108,183,535      $ 1,187,420

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the


                         14 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $310,925,998 of securities issued on a when-issued basis or forward commitment and sold $28,830,321 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $2, representing less than 0.01% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                         15 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                             EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION              DATES   CONTRACTS    MARCH 31, 2007   DEPRECIATION
------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 10 yr.      6/20/07         402      $ 43,466,250   $    192,706

U.S. Treasury Nts., 30 yr.      6/20/07       1,693       188,346,250        926,672
                                                                        ------------

                                                                           1,119,378
                                                                        ------------
CONTRACTS TO SELL

U.S. Treasury Nts., 2 yr.       6/29/07       1,406       288,076,219        443,013

U.S. Treasury Nts., 5 yr.       6/29/07         775        81,992,578        360,709
                                                                        ------------

                                                                             803,722
                                                                        ------------
                                                                        $  1,923,100
                                                                        ============


                         16 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                                  NOTIONAL
                                                 BUY/SELL CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION          PREMIUM
COUNTERPARTY          REFERENCE ENTITY                PROTECTION    (000S)    FIXED RATE         DATES  PAID/(RECEIVED)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.:

                      Dow Jones CDX North
                      America Crossover Index                Buy  $  9,175         1.650%     12/20/11  $      (172,194)  $ (78,006)

                      Dow Jones CDX North
                      America Crossover Index                Buy     7,340         1.650      12/20/11         (140,800)    (62,402)

                      Dow Jones CDX North
                      America Crossover Index                Buy     9,170         1.650      12/20/11         (145,171)    (77,963)

                      Ford Motor Credit Co.                 Sell     9,525         0.500       6/20/07               --      (3,785)

                      Freescale Semiconductor,
                      Inc.                                  Sell     3,600         0.600       3/20/08               --     (15,463)

                      Freescale Semiconductor,
                      Inc.                                  Sell     4,100         0.750       3/20/08               --     (11,688)
                      Univision Communications,
                      Inc.                                  Sell     1,840         0.750       3/20/08               --        (120)
------------------------------------------------------------------------------------------------------------------------------------


                         17 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Deutsche Bank AG:
                      Abitibi-Consolidated Co.
                      of Canada                             Sell     4,860         1.520       9/20/07               --      16,009
                      Allied Waste North
                      America, Inc.                         Sell     1,830         2.000       9/20/09               --      37,860
                      Allied Waste North
                      America, Inc.                         Sell     3,020         2.000       9/20/09               --      62,479

                      Bombardier, Inc.                      Sell     1,550         0.900       9/20/07               --       3,356

                      Dow Jones CDX North
                      America Crossover Index                Buy     9,170         1.650      12/20/11         (147,115)   (130,078)

                      Eastman Kodak Co.                     Sell     4,550         1.000      12/20/08               --      43,285

                      GMAC LLC                              Sell     2,480         2.300       6/20/07               --       8,844

                      J.C. Penney Co., Inc.                  Buy     2,065         0.580       3/20/12               --      (8,440)

                      Weyerhaeuser Co.                       Buy     5,950         0.580       9/20/11               --     (30,014)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:

                      Arrow Electronics, Inc.                Buy     5,950         0.790       9/20/11               --     (74,972)

                      Arrow Electronics, Inc.                Buy     2,950         0.770       9/20/11               --     (34,790)

                      ArvinMeritor, Inc.                    Sell     1,720         1.050       9/20/07               --       2,947

                      ArvinMeritor, Inc.                    Sell     1,410         1.100       9/20/07               --       2,770

                      ArvinMeritor, Inc.                    Sell       185         1.200       9/20/07               --         456

                      Belo Corp.                             Buy     3,100         0.650       6/20/11               --     (27,321)

                      Belo Corp.                             Buy     1,730         0.670       6/20/11               --     (16,574)

                      Belo Corp.                             Buy     3,440         0.675       6/20/11               --     (33,617)

                      Bombardier, Inc.                      Sell     1,720         1.000       9/20/07               --       6,453

                      Bombardier, Inc.                      Sell     1,715         1.050       9/20/07               --       6,866

                      CDX.NA.IG H VOL.7                     Sell    17,000         0.750      12/20/11          (64,344)    (68,327)

                      Dow Jones CDX North
                      America Crossover Index                Buy     9,170         1.650      12/20/11         (152,809)    (85,706)

                      El Paso Corp.                         Sell     7,740         0.520       3/20/10               --         706

                      Ford Motor Co.                         Buy     3,065         5.300      12/20/08               --    (105,698)

                      Ford Motor Co.                         Buy     6,445         5.400      12/20/08               --    (232,793)

                      Ford Motor Co.                        Sell     3,065         7.050      12/20/16               --       5,312

                      Ford Motor Co.                        Sell     6,445         7.150      12/20/16               --      42,455

                      General Motors Corp.                   Buy     3,250         4.000      12/20/08               --     (84,629)

                      General Motors Corp.                   Buy     3,440         3.950      12/20/08               --     (86,740)

                      General Motors Corp.                  Sell     3,250         5.800      12/20/16               --      87,866

                      General Motors Corp.                  Sell     3,440         5.750      12/20/16               --      83,625


                         18 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                      GMAC LLC                              Sell     3,380         3.150       6/20/07               --      20,970

                      Hyundai Motor
                      Manufacturing Alabama LLC             Sell     2,500         0.400       6/20/07               --       1,072

                      Inco Ltd.                              Buy     3,670         0.630       3/20/17               --     (20,590)

                      Inco Ltd.                              Buy     3,660         0.700       3/20/17               --     (21,276)

                      International Paper Co.                Buy     6,600         0.409      12/20/11               --       6,603

                      J.C. Penney Co., Inc.                 Sell     5,950         0.610       6/20/13               --      (7,469)

                      Vale Overseas Ltd.                    Sell     3,670         1.100       3/20/17               --      32,822

                      Vale Overseas Ltd.                    Sell     3,660         1.170       3/20/17               --      52,071
                                                                                                        ----------------------------
                                                                                                        $      (822,433)  $(793,634)
                                                                                                        ============================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Asset and Liabliliies in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Fund had entered into the following total return swap agreements:

                 SWAP        NOTIONAL                                                                    TERMINATION
         COUNTERPARTY   AMOUNT (000S)                PAID BY THE FUND             RECEIVED BY THE FUND          DATE     VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                             If positive, the absolute
                                            If negative, the absolute    value of Lehman Brothers U.S.
Goldman Sachs Capital                   value of Lehman Brothers U.S.   CMBS Index: Aggregate AAA plus
Markets                        14,870      CMBS Index: Aggregate AAA.                 15 basis points.        9/1/07   $ 6,642

Abbreviation is as follows:

CMBS     Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the


                         19 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $68,151,295, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $54,373,245 was received for the loans, all of which was received in cash and subsequently invested in approved investments. In addition, collateral of $15,288,790 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 1,901,163,940
Federal tax cost of other investments      (136,333,196)
                                        ----------------
Total federal tax cost                  $ 1,764,830,744
                                        ================

Gross unrealized appreciation           $    13,617,466
Gross unrealized depreciation               (12,705,147)
                                        ----------------
Net unrealized appreciation             $       912,319
                                        ================


                         20 | OPPENHEIMER CORE BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
    Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
    Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007